Organization and Business Description (FY) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization and Business Description [Abstract]
Organization and Business Description
Basis of Presentation

The unaudited interim condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and pursuant to the requirements for reporting on Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, the unaudited interim condensed consolidated financial statements reflect all adjustments, which are of a normal recurring nature, necessary for the fair presentation of financial position, results of operations, and cash flows of Morgan for the interim periods presented and are not necessarily indicative of a full year’s results.

The interim condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, G.research, from the date of the Merger with retrospective application. Intercompany accounts and transactions have been eliminated.

These interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements included in our annual report on Form 10-K for the year ended December 31, 2019.

On June 10, 2020, the Company completed a 1-for-100 reverse stock split of the Company's outstanding common stock (the "Reverse Stock Split"). As a result of the Reverse Stock Split, the Company's issued and outstanding common stock decreased from 60,009,005 shares to 600,090. The par value of the common stock was not adjusted as a result of the Reverse Stock Split. Accordingly, unless otherwise noted, all share and per share information as well as common stock and additional paid in capital balances contained in the consolidated financial statements and related footnotes have been restated to retroactively show the effect of the Reverse Stock Split.

Morgan Group Holding Co. (the “Company”, “Morgan Group”. “Morgan”) was incorporated in November 2001 as a Delaware corporation to serve as a holding company which seeks acquisitions as part of its strategic alternatives.  Prior to the October 31, 2019 merger with G.research, discussed below, Morgan Group had no operating companies.

The Company acquired G.research, LLC (“G.research”) from Associated Capital Group, Inc. (“AC”), an affiliate of the Company, on October 31, 2019, in exchange for issuing 500,000 shares of the Company’s common stock to AC, (the "Merger”).  Accordingly, G.research became a wholly owned subsidiary of the Company.  Prior to the transaction, G.research was a wholly-owned subsidiary of Institutional Services holdings, LLC, which, in turn, is a wholly-owned subsidiary of AC.  After the transaction, AC has an 83.3% ownership interest in the Company.  As a result of this common ownership, the transaction was treated as a combination between entities under common control that led to a change in the reporting entity. The recognized assets and liabilities were transferred at their carrying amounts at the date of the transaction. Further, the companies were also combined retrospectively for prior year comparative information. The common stock, additional paid in capital and earnings per share amounts in these consolidated financial statements for the period prior to the Merger have been restated to reflect the recapitalization in accordance with the shares issued as a result of the Merger.

 G.research is a broker-dealer registered with the Securities and Exchange Commission (the “SEC”) and is regulated by the Financial Industry Regulatory Authority (“FINRA”).

The Company provides institutional investors and investment partnerships with investment research with a particular focus on small-cap and mid-cap companies.  The team of sell-side analysts follows industry sectors on a global basis and performs fundamental security analysis using a Private Market Value (“PMV”) framework.  PMV investing is a disciplined, research-driven approach based on security analysis.  In this process, the analyst selects stocks whose intrinsic value, based on the analyst’s estimate of current asset value and future growth and earnings power, is significantly different from the public market value as reflected in the public market.  PMV is defined as the price an informed industrial buyer would be likely to pay to acquire the business.  The research focuses on company fundamentals, cash flow statistics, and catalysts that will help realize returns.

The Company generates brokerage commission revenues from securities transactions executed on an agency basis on behalf of institutional clients and mutual funds, private wealth management clients and retail customers of affiliated companies.  The Company generates revenue from syndicated underwriting activities.  It primarily participates in the offerings of certain closed-end funds advised by Gabelli Funds, LLC, a wholly-owned subsidiary of GAMCO Investors, Inc. (“GBL”) an affiliate.  The Company also earns investment income generated from its proprietary trading activities.

The Company acts as an introducing broker, and all securities transactions for the Company and its customers are cleared through and carried by three New York Stock Exchange (“NYSE”) member firms on a fully disclosed basis.  The Company has Proprietary Accounts of Introducing Brokers (“PAIB”) agreements with these firms. Accordingly, open customer transactions are not reflected in the accompanying Consolidated Statement of Financial Condition. The Company is exposed to credit losses on these open transactions in the event of nonperformance by its customers, pursuant to conditions of its clearing agreements with its clearing brokers. This exposure is mitigated by the clearing brokers’ policy of monitoring the collateral and credit of the counterparties until the transaction is completed.

The Company’s principal market is in the United States.